Risk/Return Detail Data - FidelityClimateActionFund-RetailPRO - USD ($)			12 Months Ended						48 Months Ended		60 Months Ended		72 Months Ended
		Jul. 30, 2026	Jul. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 30, 2026		Jul. 30, 2026		Jul. 30, 2026
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.35%
Expenses (as a percentage of Assets)		1.45%
Fee Waiver or Reimbursement	[3]	(0.15%)
Net Expenses (as a percentage of Assets)		1.30%
Expense Example, with Redemption, 1 Year		$ 700
Expense Example, with Redemption, 3 Years		989
Expense Example, with Redemption, 5 Years		1,303
Expense Example, with Redemption, 10 Years		2,194
Expense Example, No Redemption, 1 Year		700
Expense Example, No Redemption, 3 Years		989
Expense Example, No Redemption, 5 Years		1,303
Expense Example, No Redemption, 10 Years		$ 2,194
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.06%								7.50%	[4]
Annual Return [Percent]				21.02%	23.78%	18.70%	(25.45%)
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.83%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.33%
Expenses (as a percentage of Assets)		1.66%
Fee Waiver or Reimbursement	[3]	(0.11%)
Net Expenses (as a percentage of Assets)		1.55%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		841
Expense Example, with Redemption, 5 Years		1,207
Expense Example, with Redemption, 10 Years		2,235
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		841
Expense Example, No Redemption, 5 Years		1,207
Expense Example, No Redemption, 10 Years		$ 2,235
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.49%								7.78%	[5]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.85%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.34%
Expenses (as a percentage of Assets)		2.19%
Fee Waiver or Reimbursement	[3]	(0.14%)
Net Expenses (as a percentage of Assets)		2.05%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 308
Expense Example, with Redemption, 3 Years		667
Expense Example, with Redemption, 5 Years		1,157
Expense Example, with Redemption, 10 Years		2,321
Expense Example, No Redemption, 1 Year		208
Expense Example, No Redemption, 3 Years		667
Expense Example, No Redemption, 5 Years		1,157
Expense Example, No Redemption, 10 Years		$ 2,321
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.15%								8.10%	[7]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.79%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.38%
Expenses (as a percentage of Assets)		1.17%
Fee Waiver or Reimbursement	[3]	(0.12%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		356
Expense Example, with Redemption, 5 Years		628
Expense Example, with Redemption, 10 Years		1,406
Expense Example, No Redemption, 1 Year		107
Expense Example, No Redemption, 3 Years		356
Expense Example, No Redemption, 5 Years		628
Expense Example, No Redemption, 10 Years		$ 1,406
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.27%								9.18%	[8]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.70%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.35%
Expenses (as a percentage of Assets)		1.05%
Fee Waiver or Reimbursement	[3]	(0.15%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		314
Expense Example, with Redemption, 5 Years		560
Expense Example, with Redemption, 10 Years		1,264
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		314
Expense Example, No Redemption, 5 Years		560
Expense Example, No Redemption, 10 Years		$ 1,264
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.49%								9.34%	[9]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Climate Action Fund /Fidelity Advisor® Climate Action Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate		31.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, and/or (ii) have an above average environmental pillar score as rated by FMR or MSCI. FMR's environmental pillar score represents the portion of the Adviser's proprietary ESG rating process that focuses on a company's environmental practices using a data-driven framework that includes proprietary and third-party (such as Carbon Disclosure Project (CDP) and MSCI) data. The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		16.28%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		12.60%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.71%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.06%								7.50%	[4]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.32%								5.88%	[4]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | IXWC6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Climate Change Index
Average Annual Return, Percent			20.13%								12.41%
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | MS113
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Index
Average Annual Return, Percent			21.51%								10.83%
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)	[11]	0.64%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.40%
Fee Waiver or Reimbursement	[12]	(0.25%)
Net Expenses (as a percentage of Assets)		1.15%
Expense Example, with Redemption, 1 Year		$ 685
Expense Example, with Redemption, 3 Years		961
Expense Example, with Redemption, 5 Years		1,266
Expense Example, with Redemption, 10 Years		2,131
Expense Example, No Redemption, 1 Year		685
Expense Example, No Redemption, 3 Years		961
Expense Example, No Redemption, 5 Years		1,266
Expense Example, No Redemption, 10 Years		$ 2,131
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.50%								8.43%	[13]
Annual Return [Percent]				15.12%	19.92%	24.33%	(19.80%)
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)	[11]	0.64%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.52%
Expenses (as a percentage of Assets)		1.66%
Fee Waiver or Reimbursement	[12]	(0.26%)
Net Expenses (as a percentage of Assets)		1.40%
Expense Example, with Redemption, 1 Year		$ 488
Expense Example, with Redemption, 3 Years		822
Expense Example, with Redemption, 5 Years		1,189
Expense Example, with Redemption, 10 Years		2,218
Expense Example, No Redemption, 1 Year		488
Expense Example, No Redemption, 3 Years		822
Expense Example, No Redemption, 5 Years		1,189
Expense Example, No Redemption, 10 Years		$ 2,218
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			10.84%								8.72%	[14]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[15]	1.00%
Management Fees (as a percentage of Assets)	[11]	0.64%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.52%
Expenses (as a percentage of Assets)		2.16%
Fee Waiver or Reimbursement	[12]	(0.26%)
Net Expenses (as a percentage of Assets)		1.90%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 293
Expense Example, with Redemption, 3 Years		642
Expense Example, with Redemption, 5 Years		1,127
Expense Example, with Redemption, 10 Years		2,272
Expense Example, No Redemption, 1 Year		193
Expense Example, No Redemption, 3 Years		642
Expense Example, No Redemption, 5 Years		1,127
Expense Example, No Redemption, 10 Years		$ 2,272
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.21%								9.02%	[16]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[11]	0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.52%
Expenses (as a percentage of Assets)		1.10%
Fee Waiver or Reimbursement	[12]	(0.20%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		323
Expense Example, with Redemption, 5 Years		580
Expense Example, with Redemption, 10 Years		1,316
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		323
Expense Example, No Redemption, 5 Years		580
Expense Example, No Redemption, 10 Years		$ 1,316
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.43%								10.13%	[17]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[11]	0.49%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.00%
Fee Waiver or Reimbursement	[12]	(0.25%)
Net Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 77
Expense Example, with Redemption, 3 Years		285
Expense Example, with Redemption, 5 Years		520
Expense Example, with Redemption, 10 Years		1,194
Expense Example, No Redemption, 1 Year		77
Expense Example, No Redemption, 3 Years		285
Expense Example, No Redemption, 5 Years		520
Expense Example, No Redemption, 10 Years		$ 1,194
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.57%								10.29%	[18]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Sustainable U.S. Equity Fund /Fidelity Advisor® Sustainable U.S. Equity Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the Adviser's proprietary ESG rating process to evaluate an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and may also involve a qualitative assessment of an issuer's sustainability practices provided by the Adviser's research team. The Adviser's ESG rating of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers. In addition to the ESG rating process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		13.86%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		16.19%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.65%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			8.50%								8.36%	[13]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.03%								6.62%	[13]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			18.29%								12.08%
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%								11.36%
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.40%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.43%
Expense Example, with Redemption, 1 Year		$ 44
Expense Example, with Redemption, 3 Years		138
Expense Example, with Redemption, 5 Years		241
Expense Example, with Redemption, 10 Years		$ 542
Annual Return, Inception Date		Apr. 14, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.55%						14.56%	[19]
Annual Return [Percent]				17.55%	23.14%	31.66%
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Sustainable Sector Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Sustainable Sector Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59 % of the average value of its portfolio.
Portfolio Turnover, Rate		59.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in securities of companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using a quantitative portfolio construction and optimization model to create a sector neutral portfolio of securities that is designed to capitalize on the Adviser's proprietary ESG ratings process. Using the Adviser's proprietary ESG rating process to evaluate an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and may also involve a qualitative assessment of an issuer's sustainability practices provided by the Adviser's research team. The Adviser's ESG rating of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Third-party ESG ratings will be considered in addition to the Adviser's ESG rating in the quantitative portfolio construction and optimization process. Investing in securities of domestic and foreign issuers. Using an investment process that starts with fundamental analyst research and security recommendations, and reference portfolios managed by the Adviser that are based on fundamental analysis, and then applying a quantitative portfolio construction process designed to emphasize securities in which the Adviser has high conviction subject to appropriate security and portfolio-level risk, liquidity, sustainability, and trading characteristics. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		15.88%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2023
Highest Quarterly Return		12.46%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(6.45%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | After Taxes on Distributions | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.37%						14.34%	[19]
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | After Taxes on Distributions and Sales | Fidelity SAI Sustainable Sector Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.50%						11.49%	[19]
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			18.29%						14.16%
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable Sector Fund | WA006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Dow Jones U.S. Total Stock Market Index℠
Average Annual Return, Percent			17.05%						13.55%
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.53%
Expense Example, with Redemption, 1 Year		$ 54
Expense Example, with Redemption, 3 Years		170
Expense Example, with Redemption, 5 Years		296
Expense Example, with Redemption, 10 Years		$ 665
Annual Return, Inception Date		Apr. 14, 2022
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.80%						12.23%	[20]
Annual Return [Percent]				15.80%	20.79%	24.99%
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Sustainable U.S. Equity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52 % of the average value of its portfolio.
Portfolio Turnover, Rate		52.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the Adviser's proprietary ESG rating process to evaluate an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and may also involve a qualitative assessment of an issuer's sustainability practices provided by the Adviser's research team. The Adviser's ESG rating of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers. In addition to the ESG rating process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		14.33%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		15.80%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(9.42%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.32%						11.91%	[20]
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity SAI Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.65%						9.57%	[20]
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			18.29%						14.16%
FidelitySAISustainableSectorFundFidelitySAISustainableUSEquityFund-ComboPRO | Fidelity SAI Sustainable U.S. Equity Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%						13.60%
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[21]	0.59%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.10%
Fee Waiver or Reimbursement	[22]	(0.20%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		323
Expense Example, with Redemption, 5 Years		580
Expense Example, with Redemption, 10 Years		$ 1,316
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.41%								10.12%	[23]
Annual Return [Percent]				15.41%	20.18%	24.70%	(19.61%)
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Sustainable U.S. Equity Fund /Fidelity® Sustainable U.S. Equity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in equity securities. Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Using the Adviser's proprietary ESG rating process to evaluate an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and may also involve a qualitative assessment of an issuer's sustainability practices provided by the Adviser's research team. The Adviser's ESG rating of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers. In addition to the ESG rating process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		14.01%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		16.25%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(16.63%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			15.41%								10.00%	[23]
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity Sustainable U.S. Equity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.12%								7.97%	[23]
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | IXSLM
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI USA IMI ESG Leaders Index
Average Annual Return, Percent			18.29%								12.08%
FidelitySustainableUSEquityFund-RetailPRO | Fidelity Sustainable U.S. Equity Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%								11.36%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | Fidelity Climate Action Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[24]	0.80%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.36%
Expenses (as a percentage of Assets)		1.16%
Fee Waiver or Reimbursement	[25]	(0.11%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		354
Expense Example, with Redemption, 5 Years		624
Expense Example, with Redemption, 10 Years		$ 1,396
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.27%								9.18%	[26]
Annual Return [Percent]				21.27%	24.06%	19.06%	(25.29%)
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Climate Action Fund /Fidelity® Climate Action Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Portfolio Turnover, Rate		31.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, and/or (ii) have an above average environmental pillar score as rated by FMR or MSCI. FMR's environmental pillar score represents the portion of the Adviser's proprietary ESG rating process that focuses on a company's environmental practices using a data-driven framework that includes proprietary and third-party (such as Carbon Disclosure Project (CDP) and MSCI) data. The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		16.47%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		12.59%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.67%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Climate Action Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			21.27%								9.17%	[26]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Climate Action Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.59%								7.23%	[26]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | IXWC6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Climate Change Index
Average Annual Return, Percent			20.13%								12.41%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | MS113
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Index
Average Annual Return, Percent			21.51%								10.83%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.81%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.20%
Expenses (as a percentage of Assets)		1.01%
Fee Waiver or Reimbursement	[27]	(0.06%)
Net Expenses (as a percentage of Assets)		0.95%
Expense Example, with Redemption, 1 Year		$ 97
Expense Example, with Redemption, 3 Years		313
Expense Example, with Redemption, 5 Years		550
Expense Example, with Redemption, 10 Years		$ 1,229
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.00%								4.96%		12.47%	[28]
Annual Return [Percent]				8.00%	(4.85%)	(11.60%)	13.69%	23.35%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Agricultural Productivity Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Agricultural Productivity Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44 % of the average value of its portfolio.
Portfolio Turnover, Rate		44.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of agricultural productivity companies. Agricultural productivity companies include those contained in the MSCI ACWI Select Agriculture Producers IMI 25/50 Index or those that, in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, help to increase crop yields and/or grow food production amid a backdrop of a growing global population and declining per capita supply of arable land. Such companies may include but are not limited to companies principally engaged in farm machinery, farm machinery parts and equipment, irrigation, agricultural efficiency and services, agricultural science and biotechnology, fertilizers, pesticide and crop protection, seed manufacturers, crop chemicals, agricultural products and processors, processed food producers, aquatic farming, and livestock services. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		20.22%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2021
Highest Quarterly Return		19.44%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.42%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | After Taxes on Distributions | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.54%								4.60%		12.11%	[28]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | After Taxes on Distributions and Sales | Fidelity Agricultural Productivity Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.08%								3.86%		10.05%	[28]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | IXXIQ
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI Select Agriculture Producers IMI 25/50 Index
Average Annual Return, Percent			12.01%								5.29%		13.13%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Agricultural Productivity Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%								11.56%		16.72%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | Fidelity Water Sustainability Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.81%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.88%
Expense Example, with Redemption, 1 Year		$ 90
Expense Example, with Redemption, 3 Years		281
Expense Example, with Redemption, 5 Years		488
Expense Example, with Redemption, 10 Years		$ 1,084
Annual Return, Inception Date		Apr. 16, 2020
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.04%								9.39%		14.14%	[29]
Annual Return [Percent]				18.04%	8.77%	18.58%	(19.94%)	28.52%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Water Sustainability Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Water Sustainability Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 47 % of the average value of its portfolio.
Portfolio Turnover, Rate		47.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of water sustainability companies. Water sustainability companies include those contained in the S&P ® Global Water Index or those that, in Fidelity Management & Research Company LLC's (FMR) (the Adviser) opinion, are developing efficiencies, extending the life cycle and/or identifying affordable new technologies to deliver safe, reliable or easily accessible water. Such companies may include but are not limited to companies principally engaged in water resources, water treatment, water distribution and utilities, desalinization or purification facilities, water technologies and analytics, environmental water services and water infrastructure (pumps, valves, meters, pipes), irrigation, water conservation services, and water supply or processing services. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in equity securities. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in either "growth" stocks or "value" stocks or both. Investing in securities of domestic and foreign issuers. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		4.83%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2022
Highest Quarterly Return		13.56%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(17.82%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | After Taxes on Distributions | Fidelity Water Sustainability Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.14%								8.98%		13.65%	[29]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | After Taxes on Distributions and Sales | Fidelity Water Sustainability Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.17%								7.37%		11.34%	[29]
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			22.71%								11.56%		16.72%
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund | SP222
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P® Global Water Index
Average Annual Return, Percent			18.75%								8.53%		13.81%
Document Type		485BPOS
Registrant Name		Fidelity Summer Street Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[4]	A From June 15, 2021 .
[5]	B From June 15, 2021 .
[6]	B On Class C shares redeemed less than one year after purchase.
[7]	C From June 15, 2021 .
[8]	D From June 15, 2021 .
[9]	E From June 15, 2021 .
[10]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[11]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[12]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[13]	A From June 15, 2021 .
[14]	B From June 15, 2021 .
[15]	B On Class C shares redeemed less than one year after purchase.
[16]	C From June 15, 2021 .
[17]	D From June 15, 2021 .
[18]	E From June 15, 2021 .
[19]	A From April 14, 2022 .
[20]	A From April 14, 2022 .
[21]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[22]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[23]	A From June 15, 2021 .
[24]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[25]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed   1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[26]	A From June 15, 2021 .
[27]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed   0.95% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[28]	A From April 16, 2020 .
[29]	A From April 16, 2020 .